Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories

Note 4. Inventories

Inventories, net consisted of the following:

	December 31,	December 31,
	2017	2016
	(U.S. $ in thousands)
Finished goods	$63,234	$62,728
Work-in-process	2,271	2,389
Raw materials	50,212	52,404
	$115,717	$117,521